Segments - Schedule of Revenue from Customers by Geographical Area (Detail) - Rigetti Holdings [Member] - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue, Major Customer [Line Items]
Revenues	$ 6,939,981	$ 4,124,163	$ 5,542,598	$ 735,482
United States
Revenue, Major Customer [Line Items]
Revenues	4,939,948	3,941,415	5,108,847	735,482
United Kingdom
Revenue, Major Customer [Line Items]
Revenues	2,000,033	161,745	412,747	0
Australia
Revenue, Major Customer [Line Items]
Revenues	$ 0	$ 21,003	$ 21,004	$ 0